Intangible Assets (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 18, 2022	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) [Line Items]
Amortization of intangible assets		$ 406	$ 456	$ 1,249	$ 1,363	$ 1,820	$ 1,529
Weighted average useful life of intangible assets		5 years 6 months		5 years 6 months		6 years
Stock Purchase Agreement [Member]
Intangible Assets (Details) [Line Items]
Payments to acquire receivables	$ 14
Series H Convertible Preferred Stock [Member] | Stock Purchase Agreement [Member]
Intangible Assets (Details) [Line Items]
Conversion of convertible securities, shares (in Shares)	9,000,000